Share Capital (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Disclosure of registered capital
	December 31	December 31
	2024	2023
	Number of shares
Ordinary shares with par value of NIS 0.1	180,000,000	180,000,000

Disclosure of issued capital
	Share capital				Share premium
	As of December 31		As of December 31		As of December 31
	2024	2023	2024	2023	2024	2023
	Number of shares		USD in thousands	USD in thousands	USD in thousands	USD in thousands
Fully paid-up ordinary shares
with par value of NIS 0.1	118,564,895	117,963,310	3,308	3,293	1,028,532	1,028,532

Disclosure of changes in fully paid-up share capital
Number of shares
Balance as of January 1, 2023	101,582,902

Issuance of shares (1)	16,042,935

Exercise of options by employees	337,473

Balance as of December 31, 2023	117,963,310

Exercise of options by employees	601,585

Balance as of December 31, 2024	118,564,895

(1)	On February 14, 2023, the Company completed an Initial Public Offering of 14,000,000 ordinary shares at USD 18 per share, on the Nasdaq Global Select Market (the: “Nasdaq IPO”).